Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares shares
2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards | shares	1,575,037	[1]
Vesting schedule	immediately upon granting to four years
2004 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 3.95
2004 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 12.75
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards | shares	256,716	[2]
Vesting schedule	immediately upon granting to four years
2006 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 3.85
2006 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	83
2006 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	14.55
2006 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	$ 80.05
2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards | shares	675,057	[3]
Vesting schedule	immediately upon granting to four years
2007 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	$ 2.90
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price	90.85
2007 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	12.35
2007 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value	$ 76.75

[1]	The granted awards, net of forfeited or canceled options, were within reserved shares of 1,400 thousand ordinary shares.
[2]	The granted awards, net of forfeited or canceled options or shares, were within reserved shares of 200 thousand ordinary shares.
[3]	The granted awards, net of forfeited or canceled options or shares, were within reserved shares of 400 thousand ordinary shares.